UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.6%)(a)
	Rating(RAT)	Principal amount	Value

California (0.8%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,500,000	$1,802,265
5s, 11/1/32	A1	1,500,000	1,676,385

			3,478,650
Florida (0.7%)

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,500,000	2,974,975

			2,974,975
Guam (1.0%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,099,040

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,859,072

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	600,000	634,764

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	500,000	549,250
5s, 10/1/34	BBB	200,000	219,440

			4,361,566
Massachusetts (90.2%)

Andover, G.O. Bonds (Muni. Purpose Loan), Ser. A
4s, 1/15/25	AAA	1,005,000	1,170,373
4s, 1/15/24	AAA	1,005,000	1,183,076

Beverly, G.O. Bonds, 4s, 9/1/19	Aa2	1,560,000	1,820,224

Boston, G.O. Bonds
Ser. A, 5s, 4/1/22	Aaa	1,750,000	2,243,763
Ser. D, 4s, 10/1/24	Aaa	1,510,000	1,764,722
Ser. D, 4s, 10/1/18	Aaa	1,215,000	1,420,687
Ser. D, 4s, 10/1/17	Aaa	915,000	1,053,760

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	2,285,000	2,293,363

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A
5 3/4s, 11/1/13	Aa1	710,000	735,943
5s, 11/1/30	Aa1	500,000	599,505
4s, 11/1/28	Aa1	2,000,000	2,203,540

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,209,380

Holyoke G.O. Bonds
5s, 9/1/29	Aa2	770,000	906,791
(State Qualified), 5s, 9/1/26	Aa2	1,815,000	2,184,280

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,921,693

MA Bay Trans. Auth. Rev. Bonds (Assmt.), Ser. A
5 1/4s, 7/1/31	AAA	1,000,000	1,312,000
5s, 7/1/23	AAA	2,000,000	2,509,860

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,323,705
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	AAA/P	120,000	139,657
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,723,392
Ser. A, 5s, 7/1/41	AAA	3,500,000	4,077,815
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,312,521

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44 (In default)(NON)	D/P	1,650,000	786,753

MA Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.7s, 1/1/31	AA	1,985,000	2,172,225
Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,159,170

MA State G.O. Bonds
(Cons. Loan), Ser. D, FGIC, 5 1/2s, 11/1/18	Aa1	3,970,000	4,952,377
Ser. B, AGM, 5 1/4s, 9/1/24	Aa1	1,140,000	1,493,993
Ser. A, AGM, 5 1/4s, 8/1/20	Aa1	2,540,000	3,219,475
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,288,120
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,329,340
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,435,280
Ser. A, 5s, 4/1/26	Aa1	1,000,000	1,206,040
Ser. B, 5s, 8/1/20	Aa1	1,695,000	2,116,055

MA State VRDN (Construction Loan), Ser. A, 0.1s, 3/1/26	VMIG1	6,900,000	6,900,000

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	5,193,440
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,539,704
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,734,660
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,315,662
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,623,643

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A+	2,250,000	2,486,205
5s, 1/1/32	A+	2,775,000	3,114,993

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	775,000	951,506
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,507,640
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,347,179	1,020,151
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	423,099	327,876
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	6,509,950
(Boston Biomedical Research), 5 3/4s, 2/1/29	B	1,750,000	1,739,080
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,355,791
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,041,880
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	63,406
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	1,006,038
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,677,600
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,213,630
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	4,000,000	4,474,360
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA-	2,000,000	2,247,640
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	2,400,000	2,556,144
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	770,728
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,652,100
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,011,060
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,647,214
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	482,949
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,223,520
(Southcoast Hlth. Syst. Oblig. Group), Ser. F, 5s, 7/1/37	A2	1,000,000	1,118,850
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,097,210
(Merrimack College), Ser. A, 5s, 7/1/32	Baa3	750,000	829,988
(Northeastern U.), 5s, 10/1/31	A2	500,000	574,580
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AA-	2,000,000	2,187,260
(Partners Hlth. Care Syst.), Ser. L, 5s, 7/1/31	Aa2	4,495,000	5,224,449
(Boston U.), Ser. V-1, 5s, 10/1/29	A1	2,000,000	2,218,060
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,203,909
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,457,080
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,764,375
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/25	A2	650,000	785,174
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/23	A2	125,000	153,528
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	559,867
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	525,449
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	6,730
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA-	2,000,000	1,144,340
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA-	2,000,000	1,201,080

MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.09s, 10/1/42	VMIG1	3,300,000	3,300,000

MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds (Covanta Holding Corp.), Ser. C, 5 1/4s, 11/1/42	Ba2	1,750,000	1,824,620

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,054,640

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,700,000	2,082,908

MA State Edl. Fin. Auth. Rev. Bonds, Ser. J, 5 5/8s, 7/1/28	AA	1,000,000	1,109,530

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	212,305	212
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,659,100
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,414,330
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,217,240
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,210,300
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,632,444
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	2,122,159
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	3,000,870
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	1,185,015
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	1,150,500
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	1,575,000	1,596,719
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA-	1,000,000	1,104,400
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,225,000	3,586,619
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,233,490
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,811,250
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	13,670,000
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,114,710
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	767,020
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB+	725,000	770,610
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,700,000	4,020,013
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,650,660
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,595,040
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	571,335
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,554,088
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,998,023
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	863,252
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,082,850
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	300,000	334,131
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	3,005,338
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,199,828
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,156,310
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,312,620
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,912,411
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,317,533
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,200,740
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,907,496
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,167,487

MA State Hlth. & Edl. Fac. Auth. VRDN
(Children's Hosp.), Ser. N-4, 0.1s, 10/1/49	VMIG1	5,100,000	5,100,000
(Tufts U.), Ser. N-2, 0.09s, 8/15/34	VMIG1	3,400,000	3,400,000
(Wellesley College), Ser. G, 0.08s, 7/1/39	VMIG1	1,300,000	1,300,000
(Wellesley College), Ser. I, 0.08s, 7/1/39	VMIG1	2,450,000	2,450,000
(Baystate Med. Ctr.), Ser. G, 0.08s, 7/1/26	VMIG1	4,000,000	4,000,000
(Partners Hlth. Care Syst.), Ser. D-5, 0.08s, 7/1/17	VMIG1	1,700,000	1,700,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,225,000	1,232,963

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,603,710
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,065,280
Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,655,675
Ser. D, 5.05s, 6/1/40	Aa3	1,560,000	1,650,433
Ser. 157, 4.35s, 12/1/27	Aa2	2,210,000	2,294,555
Ser. 160, 3 3/4s, 6/1/34	Aa2	1,000,000	1,052,840
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	2,029,680
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,896,517

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	2,205,000	2,215,231

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,125,160
Ser. A, 5s, 7/1/34	Aa3	3,500,000	4,110,190
Ser. A, NATL, 5s, 7/1/33 (Prerefunded 7/1/13)	Aa3	2,400,000	2,437,008
Ser. C, AGM, 5s, 7/1/27	Aa3	5,000,000	5,310,550
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,248,010

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,919,914
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A2	2,500,000	2,637,800

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds
Ser. B, 5s, 10/15/32	Aa1	1,000,000	1,183,230
Ser. A, 5s, 8/15/30	Aa1	3,500,000	4,199,370
Ser. A, AGM, 5s, 8/15/26 (Prerefunded 8/15/15)	Aa1	6,000,000	6,678,480
Ser. A, AGM, 5s, 8/15/23 (Prerefunded 8/15/15)	Aa1	5,000,000	5,565,400

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B
5s, 10/15/41	Aa1	3,500,000	4,030,495
5s, 8/15/30	Aa1	4,000,000	4,803,000

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program)
5s, 6/1/21	Aaa	3,500,000	4,430,475
Ser. A, 4s, 6/1/26	Aaa	2,825,000	3,147,559

MA State Wtr. Poll. Abatement Trust Rev. Bonds
(Pool Program), Ser. A, 5 1/4s, 8/1/19	Aaa	1,400,000	1,758,386
(Pool Program), 5 1/4s, 8/1/17	Aaa	1,430,000	1,717,287
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,739,160
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,168,200

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,481,145
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	4,103,855
Ser. B, AGM, 5 1/4s, 8/1/23	Aa1	2,035,000	2,642,386
Ser. A, NATL, 5s, 8/1/29 (Prerefunded 8/1/14)	Aa1	4,000,000	4,267,600
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,714,845
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,743,165
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,355,300

Marshfield, G.O. Bonds (Muni. Purpose Loan)
5s, 11/1/19	AA	500,000	616,145
4s, 11/1/17	AA	500,000	571,495

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,733,715

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,897,087

Natick, G.O. Bonds, 4s, 6/15/19	AAA	2,640,000	3,104,904

Newburyport, G.O. Bonds (Muni. Purpose Loan), 4s, 1/15/24	AA	1,280,000	1,486,912

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	4,394,625

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,053,540

Weymouth, G.O. Bonds (Muni. Purpose Loan)
4s, 9/15/19	Aa3	1,635,000	1,904,857
4s, 9/15/18	Aa3	1,650,000	1,903,061

Worcester, G.O. Bonds (Muni. Purpose Loan), 4s, 11/1/23	Aa3	3,050,000	3,411,966

			401,420,379
Puerto Rico (6.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,800,000	1,820,196
5 3/8s, 5/15/33	BBB	1,940,000	1,944,831

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	BBB	1,620,000	1,647,491

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	BBB-	4,250,000	4,364,240
6s, 7/1/38	BBB-	1,040,000	1,077,669

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB+	3,000,000	3,021,510
Ser. CCC, 5s, 7/1/28	BBB+	2,000,000	2,021,860
Ser. TT, 5s, 7/1/27	BBB+	1,350,000	1,360,854

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, FRN 5.3s, 7/1/35	BBB+	525,000	530,030
Ser. L, AMBAC, 5 1/4s, 7/1/38	BBB	3,250,000	3,267,908
Ser. I, FGIC, 5s, 7/1/25	BBB	1,500,000	1,503,705

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Intl. American U.), 5s, 10/1/22	A-	350,000	384,314

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	BBB	1,500,000	1,632,945

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	BBB	685,000	688,158

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	2,250,000	2,468,678
Ser. C, 5 1/4s, 8/1/41	A+	1,750,000	1,846,460

			29,580,849
Virgin Islands (0.3%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	668,730
5s, 10/1/25	Baa2	850,000	943,092

			1,611,822
TOTAL INVESTMENTS

Total investments (cost $411,387,646)(b)			$443,428,241

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures&, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $445,110,997.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $411,281,975, resulting in gross unrealized appreciation and depreciation of $34,067,487 and $1,921,221, respectively, or net unrealized appreciation of $32,146,266.
(NON)	Non-income-producing security.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	27.6%
	Health care	12.6
	Tax bonds	12.3
	Utilities	10.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$443,428,241	$—

Totals by level	$—	$443,428,241	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013